Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies
Schedule of revenue is disaggregated by major product

In the following table, revenue is disaggregated by major product line, geography, and timing of revenue recognition.

For the Three Months
Ended September 30, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$1,416,847	$20,551	$1,437,398
Equipment and Software	936,344	—	936,344
Managed Services	169,565	—	169,565
Nexxis VoIP Services	180,225	—	180,225
Total Revenue	$2,702,981	$20,551	$2,723,532

For the Three Months
Ended September 30, 2019
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$1,273,147	$63,201	$1,336,348
Equipment and Software	350,339	—	350,339
Managed Services	195,847	—	195,847
Nexxis VoIP Services	131,128	—	131,129
Total Revenue	$1,950,461	$63,201	$2,013,662

For the Three Months
Ended September 30,
Timing of revenue recognition	2020	2019
Products transferred at a point in time	$936,344	$410,238
Products and services transferred over time	1,787,188	1,603,424
Total Revenue	$2,723,532	$2,013,662

For the Nine Months
Ended September 30, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$4,133,213	$107,583	$4,240,796
Equipment and Software	1,544,786	—	1,544,786
Managed Services	557,515	—	557,515
Nexxis VoIP Services	484,770	—	484,770
Total Revenue	$6,720,284	$107,583	$6,827,867

For the Nine Months
Ended September 30, 2019
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$3,849,252	$111,214	$3,960,466
Equipment and Software	1,285,297	—	1,285,297
Managed Services	322,133	—	322,133
Nexxis VoIP Services	478,635	—	478,635
Total Revenue	$5,935,317	$111,214	$6,046,531

For the Nine Months
Ended September 30,
Timing of revenue recognition	2020	2019
Products transferred at a point in time	$1,544,786	$1,285,297
Products and services transferred over time	5,283,081	4,761,234
Total Revenue	$6,827,867	$6,046,531

In the following table, revenue is disaggregated by major product line, geography, and timing of revenue recognition (in thousands of USD).

For the Year
Ended December 31, 2019
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$5,223,868	$213,816	$5,437,684
Equipment and Software	1,784,658	—	1,784,658
Managed Services	365,767	—	365,767
Professional Fees	411,475	—	411,475
Nexxis VoIP Services	484,024	—	484,024
Total Revenue	$8,269,792	$213,816	$8,483,608

For the Year
Ended December 31, 2018
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$4,530,722	$85,985	$4,616,707
Equipment and Software	3,221,704	—	3,221,704
Managed Services	603,716	—	603,716
Professional Fees	315,658	—	315,658
Nexxis VoIP Services	129,617	—	129,617
Total Revenue	$8,801,417	$85,985	$8,887,402

For the Year
Ended December 31,
Timing of revenue recognition	2019	2018
Products transferred at a point in time	$2,196,133	$3,537,362
Products and services transferred over time	6,287,475	5,350,040
Total Revenue	$8,483,608	$8,887,402

Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the information needed to compute basic and diluted earnings per share for the three and nine months ended September 30, 2020 and 2019:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Net Income (Loss) Available to Common Shareholders	$9,568	(152,673)	$96,677	$(103,659)

Weighted average number of common shares - basic	128,539,418	128,139,418	128,521,836	128,139,418
Dilutive securities
Options	6,667,227	—	5,980,817	—
Warrants	133,334	—	133,334	—
Weighted average number of common shares - diluted	135,339,979	128,139,418	134,635,987	128,139,418

Earnings (Loss) per share, basic	$0.00	$0.00	$0.00	$0.00
Earnings (Loss) per share, diluted	$0.00	$0.00	$0.00	$0.00

The following table sets forth the information needed to compute basic and diluted earnings per share for the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Net Income (Loss) Available to Common Shareholders	$(54,452)	$146,781

Weighted average number of common shares - basic	128,156,678	128,139,418
Dilutive securities
Options	—	3,667,227
Warrants	—	133,334
Weighted average number of common shares - diluted	128,156,678	131,939,979

Earnings (Loss) per share, basic	$0.00	$0.00
Earnings (Loss) per share, diluted	$0.00	$0.00

Schedule of anti-dilutive income (loss) per share

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income (loss) per share net income (loss) per share because their effect was anti-dilutive:

	Three Months ended September 30,		Nine Months ended September 30,
	2020	2019	2020	2019
Options	1,758,597	6,015,518	2,445,007	6,015,518
Warrants	—	133,334	—	133,334
	1,758,597	6,148,852	2,445,007	6,148,852

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income (loss) per share net income (loss) per share because their effect was anti-dilutive:

	December 31,
	2019	2018
Options	8,425,824	2,098,292
Warrants	133,334	—
	8,559,158	2,098,292